Annual Operating Expenses - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2005 Fund - Fidelity Freedom 2005 Fund	Sep. 08, 2023
Operating Expenses:
Management fee	0.47%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.47%	[1]

[1]	AAdjusted to reflect current fees.